GOLDMAN SACHS TRUST

Goldman Sachs Structured Tax-Advantaged Equity Funds

Class A, B, C, Institutional and Service Shares (as applicable) of the

Goldman Sachs U.S. Equity Dividend and Premium Fund
Goldman Sachs International Equity Dividend and Premium Fund
Goldman Sachs Structured Tax-Managed Equity Fund
Goldman Sachs Structured International Tax-Managed Equity Fund
(collectively, the “Funds”)

Supplement dated December 30, 2009 to the
Prospectuses dated April 30, 2009

The following replaces the “Fund Managers” section in its entirety in the “Service Providers—Fund Managers” section of each of the Prospectuses for the Class A, Class B, Class C and Institutional Shares for the Funds:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— U.S. Equity Dividend and Premium International Equity Dividend and Premium Structured Tax-Managed Equity Structured International Tax-Managed Equity	Since 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Don Mulvihill Managing Director, Senior Portfolio Manager	Senior Portfolio Manager— U.S. Equity Dividend and Premium International Equity Dividend and Premium Structured Tax-Managed Equity Structured International Tax-Managed Equity	Since 2005 2008 2000 2008	Mr. Mulvihill joined the Investment Adviser in 1981 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Don Mulvihill is the Senior Portfolio Manager responsible for taxable portfolios, and is responsible for the Funds’ portfolio management process, including setting research priorities and client contact.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Fund Managers” section in its entirety in the “Service Providers—Fund Managers” section of the Service Shares Prospectus for the Structured Tax-Managed Equity Fund:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager—Structured Tax-Managed Equity	Since 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Don Mulvihill Managing Director, Senior Portfolio Manager	Senior Portfolio Manager—Structured Tax-Managed Equity	Since 2000	Mr. Mulvihill joined the Investment Adviser in 1981 as a portfolio manager. In 1991 he joined the Fixed Income team in London as a portfolio manager, and in 1992 he became President of Goldman Sachs Asset Management, Japan. Mr. Mulvihill joined the Quantitative Equity team in 1999.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Fund’s investment process. Don Mulvihill is the Senior Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s portfolio management process, including setting research priorities and client contact.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

TAXADVMGRSTK 12-09